DEBT	12 Months Ended
Dec. 31, 2021
Debt [abstract]
DEBT

15.   DEBT

The following table summarizes the changes in debt:

	Note	Credit Facilities	Convertible debentures	Total
Balance at December 31, 2019		$109,430	$37,105	$146,535
Amortization of discount		420	1,661	2,081
Drawdowns		65,000	-	65,000
Payments		(55,000)	-	(55,000)
Balance at December 31, 2020		119,850	38,766	158,616
Transaction costs		(3,036)	-	(3,036)
Acquisition of Roxgold	6	31,711	-	31,711
Amortization of discount		242	1,641	1,883
Extinguishment of debt		603	-	603
Payments		(32,288)	-	(32,288)
Balance at December 31, 2021		$117,082	$40,407	$157,489
Non-current portion		$117,082	$40,407	$157,489

(a)	Credit Facilities

The Company had two credit facilities comprising of a $40.0 million non-revolving credit facility and an $80.0 million revolving credit facility, which both had a maturity date of January 26, 2022. Following the acquisition of Roxgold on July 2, 2021, the Company assumed Roxgold’s credit facility, comprising a $60.0 million term loan and a $20.0 million revolving credit facility with an interest rate of LIBOR plus 4%, which both had a maturity date of December 30, 2022. The Company repaid the outstanding Roxgold credit facility on November 5, 2021.

On November 4, 2021, the Company entered into a fourth amended and restated credit agreement (the “Amended Credit Facility”) effective November 5, 2021, with a syndicate of banks led by BNP Paribas, and including The Bank of Nova Scotia, Bank of Montreal and Société Générale, which converted the Company’s prior non-revolving and revolving facilities with the Bank of Nova Scotia and BNP Paribas (the “Scotiabank Facility”) into a revolving term credit facility and increased the amount of the facility from $120.0 million to $200.0 million, subject to the conditions described below. The facility has a term of four years and steps down to $150.0 million after three years. Interest accrues on LIBOR loans under the facility at LIBOR plus an applicable margin of between two and three percent, which varies according to the consolidated leverage levels of the Company, as defined in the Amended Credit Facility.

On closing of the Amended Credit Facility, $120.0 million was available for drawdown and was drawn down in full. The total Amended Credit Facility of up to $200.0 million became available to the Company upon its receipt of the extension of the San Jose environmental impact authorization (“EIA”) on December 17, 2021. The Company evaluated the Amended Credit Facility and concluded that it was an extinguishment of debt rather than a modification as a result of the change in counter parties, increase in available credit and the posting of the Roxgold assets as security.

On repayment of the Roxgold credit facility and closing of the Amended Credit Facility, the unamortized balance of transaction costs in connection with the credit facitlities was $0.6 million, and this balance was written off and recorded as loss on extinguishment of debt.

The Company’s principal operating subsidiaries in Mexico, Peru, Côte d’Ivoire and Burkina Faso, and their respective direct and indirect holding companies, have guaranteed the obligations of the Company contemplated by the Amended Credit Facility. The Company has pledged all of its assets to secure the payment of its obligations contemplated by the Amended Credit Facility and the Company’s principal operating subsidiaries in Mexico and Peru, as well as the direct and indirect holding companies of the Company’s principal operating subsidiaries in Mexico, Peru, Côte d’Ivoire and Burkina Faso, have pledged all of their respective assets to secure their respective guarantees of such payment, including the shares of the Company’s principal operating subsidiaries in Mexico, Peru, Côte d’Ivoire and Burkina Faso. The Company’s principal operating subsidiary in Burkina Faso has pledged its bank accounts to secure the obligations under its guarantee.

The Amended Credit Facility includes covenants customary for a facility of this nature including, among other matters, reporting requirements, and positive, negative, and financial covenants set out in therein. As at December 31, 2021, the Company was in compliance with all of the covenants under the Amended Credit Facility.

(b) Convertible Debentures

On October 2 and 6, 2019, the Company completed a bought deal public offering of senior subordinated unsecured convertible debentures with an aggregate principal amount of $46.0 million (the “Debentures”).

The Debentures mature on October 31, 2024 and bear interest at a rate of 4.65% per annum, payable semi-annually in arrears on the last business day of April and October, commencing on April 30, 2020. For the year ended December 31, 2021, the Company paid $2.1 million in interest on the Debentures.

The Debentures are convertible at the holder’s option into common shares in the capital of the Company at a conversion price of $5.00 per share (the “Conversion Price”), representing a conversion rate of 200 Common Shares per $1 thousand principal amount of Debentures, subject to adjustment in certain circumstances.

On or after October 31, 2022 and prior to October 31, 2023, the Debentures may be redeemed in whole or in part from time to time at the Company’s option at a price equal to their principal amount plus accrued and unpaid interest, provided that the volume weighted average trading price of the Common Shares on the NYSE for the 20 consecutive trading days ending on the fifth trading day preceding the date on which the notice of the redemption is given is at least 125% of the Conversion Price. On and after October 31, 2023, the Debentures may be redeemed in whole or in part from time to time at the Company’s option at a price equal to their principal amount plus accrued and unpaid interest regardless of the trading price of the Common Shares.

Subject to applicable securities laws and regulatory approval and provided that no event of default has occurred and is continuing, the Company may, at its option, elect to satisfy its obligation to pay the principal amount of the Debentures and accrued and unpaid interest on the redemption date and the maturity date, in whole or in part, through the issuance of Common Shares, by issuing and delivering that number of Common Shares, obtained by dividing the principal amount of the Debentures and all accrued and unpaid interest thereon by 95% of the current market price (as defined in the Debenture Indenture) on such redemption date or maturity date, as applicable.

During the year ended December 31, 2021, $0.1 milion of the Debentures were converted.